Other Finance Gains and Losses, Net (Schedule of Other Finance Gains and Losses, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Finance Gains and Losses, Net [abstract]
Foreign exchange contracts - fair market value adjustment on settled held for trading financial instruments		$ 20
Revaluation of variable rate long-term debt - Export Development Canada	$ (256)	(45)
(Loss) gain from change in fair value of outstanding warrants (note 14)		760
(Loss) gain from change in fair value of outstanding warrants (note 14)	(675)
Total	$ (931)	$ 735